Consolidated Balance Sheets (Q1) (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	0	548,375
Temporary equity, shares outstanding (in shares)	0	435,120.513
Temporary equity, shares issued (in shares)	0	435,120.513
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	9,451,625	9,451,625
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	350,000,000	350,000,000
Common stock, shares issued (in shares)	5,515,836	5,397,597
Common stock, shares outstanding (in shares)	5,515,836	5,397,597
Series A Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	548,375	0
Preferred stock, shares issued (in shares)	534,260.839	0
Preferred stock, shares outstanding (in shares)	534,260.839	0